Supplementary financial statement information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income	$ 984	$ 923	$ 921
Forward contract income - net	380	0	0
Foreign exchange losses - net	(157)	(888)	(617)
Gain on sale of investments	251	1,831	0
Other	(70)	480	64
Other income	$ 1,388	$ 2,346	$ 368